INCOME TAXES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Enterprise income tax	0.02%	0.45%	0.19%
Retained earnings	¥ 0	¥ 0	¥ 0
United States
INCOME TAXES
Applicable income tax rate	27.98%	27.98%
PRC
INCOME TAXES
Enterprise income tax	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
HNTE status review period	3 years
Percentage of tax deductible expenses engaged in R&D activities			175.00%
Percentage of tax deductible expenses engaged in manufacturing business		200.00%
Percentage of withholding tax on foreign investors, non-resident enterprises	10.00%